Commitments and Contingencies	12 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 22 – COMMITMENTS AND CONTINGENCIES

As of June 30, 2022, the Company had following lease commitments under non-cancelable agreements:

Future Lease Payments	Operating Lease	Finance Lease	Total
July 2022 to June 2023	$822,421	$79,285	$901,706
July 2023 to June 2024	84,870	79,285	164,155
July 2024 to June 2025	29,800	79,285	109,085
July 2025 to June 2026	29,800	79,285	109,085
July 2026 to June 2027	29,800	79,285	109,085
Thereafter	1,763,343	99,106	1,862,449
Total	$2,760,034	$495,531	$3,255,565